Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Equipment loans/finance lease obligations	$ 57,228	$ 75,134	$ 110,022
Current portion of long-term debt	(15,519)	(25,408)
Long-term debt	41,709	49,726
Equipment loans/finance lease obligations:
Disclosure of detailed information about borrowings [line items]
Equipment loans/finance lease obligations	57,228	75,134
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Equipment loans/finance lease obligations	23,102	42,408
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Equipment loans/finance lease obligations	872	3,865
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Equipment loans/finance lease obligations	33,254	$ 28,861	$ 31,507
Current portion of long-term debt	(4,905)
Long-term debt	$ 28,349